Additional Information - Financial Statement Schedule I (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
STATEMENTS OF OPERATIONS
Consolidated net sales	$ 2,286,119,379	$ 1,774,970,623	$ 1,296,654,938
Operating expenses
Selling expenses	135,060,972	132,824,382	118,885,352
General and administrative expenses	108,150,293	103,523,355	176,719,139
Research and development expenses	22,258,108	19,926,288	26,510,457
Loss from operations	120,102,333	(38,080,123)	(264,871,625)
Interest expense	(34,886,391)	(48,444,855)	(51,886,930)
Interest income	2,793,449	3,958,465	8,551,539
Equity in (loss) income of subsidiaries	198,148	196,715
Other (loss) income, net	7,250,393	8,695,713	6,797,196
(Loss) income before income taxes	76,747,723	(85,266,231)	(291,960,599)
Income tax expense	(15,488,073)	13,030,391	25,405,072
Net (loss) income attributable to Trina Solar Limited shareholders	59,337,685	(72,025,935)	(266,555,392)
Entities with net asset distribution restrictions
Operating expenses
Selling expenses	579,810	705,839	910,494
General and administrative expenses	7,562,085	6,734,756	6,885,314
Research and development expenses	316,555	331,032	302,249
Total operating expenses	8,458,450	7,771,627	8,098,057
Loss from operations	(8,458,450)	(7,771,627)	(8,098,057)
Interest expense	(6,186,962)	(2,344,317)	(4,213,686)
Interest income	4,072,473	380,918	1,604,065
Equity in (loss) income of subsidiaries	71,588,194	(63,625,771)	(261,348,842)
Other (loss) income, net	(1,677,570)	1,334,862	5,501,128
(Loss) income before income taxes	59,337,685	(72,025,935)	(266,555,392)
Net (loss) income attributable to Trina Solar Limited shareholders	$ 59,337,685	$ (72,025,935)	$ (266,555,392)